UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (99.60%)
CONSUMER DISCRETIONARY – (6.48%)
Automobiles & Components – (5.42%)
Harley-Davidson, Inc.	1,528,960	$64,965,510
Retailing – (1.06%)
Bed Bath & Beyond Inc. *	262,500	12,670,875
	Total Consumer Discretionary	77,636,385
CONSUMER STAPLES – (17.75%)
Food & Staples Retailing – (14.36%)
Costco Wholesale Corp.	1,544,291	113,227,416
CVS Caremark Corp.	1,715,900	58,889,688
		172,117,104
Food, Beverage & Tobacco – (0.67%)
Diageo PLC (United Kingdom)	422,584	8,033,221
Household & Personal Products – (2.72%)
Procter & Gamble Co.	530,575	32,683,420
	Total Consumer Staples	212,833,745
ENERGY – (12.35%)
Canadian Natural Resources Ltd. (Canada)	2,418,674	119,555,056
ConocoPhillips	357,141	28,521,280
	Total Energy	148,076,336
FINANCIALS – (48.22%)
Banks – (1.55%)
Commercial Banks – (1.55%)
SKBHC Holdings LLC *(a)	1,083	3,519,890
Wells Fargo & Co.	473,300	15,003,610
		18,523,500
Diversified Financials – (28.93%)
Capital Markets – (8.63%)
Ameriprise Financial, Inc.	367,469	22,445,007
Bank of New York Mellon Corp.	1,864,789	55,701,247
Goldman Sachs Group, Inc.	73,100	11,584,157
Julius Baer Group Ltd. (Switzerland)	316,400	13,730,761
		103,461,172
Consumer Finance – (8.97%)
American Express Co. (b)	2,379,433	107,550,371
Diversified Financial Services – (11.33%)
Cielo S.A. (Brazil)	499,928	4,237,898
Oaktree Capital Group LLC, Class A (a)	2,232,700	94,331,575
RHJ International (Belgium)*(c)	4,600,595	37,163,775
		135,733,248
		346,744,791
Insurance – (17.74%)
Multi-line Insurance – (6.31%)
Loews Corp. (b)	1,756,800	75,700,512
Property & Casualty Insurance – (7.62%)
Berkshire Hathaway Inc., Class A *	729	91,343,700
Reinsurance – (3.81%)
Transatlantic Holdings, Inc.	937,800	45,642,726
		212,686,938
	Total Financials	577,955,229

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (3.72%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.72%)
Merck & Co., Inc.	1,063,900	$35,119,339
Roche Holding AG - Genusschein (Switzerland)	66,000	9,427,545
	Total Health Care	44,546,884
INDUSTRIALS – (5.51%)
Commercial & Professional Services – (5.51%)
Iron Mountain Inc.	2,113,800	66,013,974
	Total Industrials	66,013,974
INFORMATION TECHNOLOGY – (5.57%)
Semiconductors & Semiconductor Equipment – (2.05%)
Texas Instruments Inc.	711,300	24,582,528
Software & Services – (1.27%)
Microsoft Corp.	603,229	15,297,887
Technology Hardware & Equipment – (2.25%)
Hewlett-Packard Co.	657,800	26,950,066
	Total Information Technology	66,830,481
TOTAL COMMON STOCK – (Identified cost $970,287,260)		1,193,893,034

SHORT-TERM INVESTMENTS – (0.22%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.14%, 04/01/11, dated 03/31/11, repurchase value of $586,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.418%-6.00%, 01/01/18-04/01/41, total market value $597,720)	$586,000	586,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.13%, 04/01/11, dated 03/31/11, repurchase value of $439,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.666%-6.50%, 07/01/24-03/01/41, total market value $447,780)	439,000	439,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 04/01/11, dated 03/31/11, repurchase value of $1,647,007 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/11/11-03/20/41, total market value $1,679,940)	1,647,000	1,647,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,672,000)		2,672,000

Total Investments – (99.82%) – (Identified cost $972,959,260) – (d)		1,196,565,034
Other Assets Less Liabilities – (0.18%)		2,102,705
Net Assets – (100.00%)		$1,198,667,739

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $97,851,465 or 8.16% of the Fund’s net assets as of March 31, 2011.

(b)
A portion of these securities is pledged to cover unfunded capital commitments at March 31, 2011.  Unfunded capital commitments represent agreements which obligate the Fund to meet capital calls in the future.  Payment would be made when a capital call is requested.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.  Unfunded capital commitments are recorded when capital calls are requested.  As of March 31, 2011, unfunded capital commitments amounted to $11,484,780.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2011 (Unaudited)

(c)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011.  The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2011, amounts to $37,163,775.  Transactions during the period in which the issuers were affiliates are as follows:

	Security	Shares December 31, 2010	Gross Additions	Gross Reductions	Shares March 31, 2011	Dividend Income
	RHJ International	4,844,297	−	243,702	4,600,595	$ −

(d)	Aggregate cost for federal income tax purposes is $983,275,501. At March 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation					$268,617,506
	Unrealized depreciation					(55,327,973)
		Net unrealized appreciation				$213,289,533

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the closing bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P., the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2011 (Unaudited)

Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$77,636,385	$–	$–	$77,636,385
Consumer staples	212,833,745	–	–	212,833,745
Energy	148,076,336	–	–	148,076,336
Financials	480,103,764	94,331,575	3,519,890	577,955,229
Health care	44,546,884	–	–	44,546,884
Industrials	66,013,974	–	–	66,013,974
Information technology	66,830,481	–	–	66,830,481
Short-term securities	–	2,672,000	–	2,672,000
Total	$1,096,041,569	$97,003,575	$3,519,890	$1,196,565,034

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2011:

Investment Securities:
Beginning balance	$3,519,890
Change in unrealized appreciation (depreciation)	–
Net purchases (sales)	–
Ending balance	$3,519,890

The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 26, 2011

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: May 26, 2011